Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements Tables
Schedule of Assets Measured at Fair Value on a Recurring Basis

There were no liabilities measured at fair value as of December 31, 2012 or December 31, 2011. Disclosures concerning assets measured at fair value are as follows:

Assets Measured at Fair Value on a Recurring Basis
(Dollars in Thousands)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Date Indicated
Investment Securities, Available for Sale – December 31, 2012
U.S. Government and federal agency	$—	$40,268	$—	$40,268
U.S. Treasury notes and bonds	—	7,398	—	7,398
State and municipal	—	62,579	2,099	64,678
Mortgage-backed	—	12,526	—	12,526
Corporate	—	6,712	—	6,712
Foreign debt	—	1,001	—	1,001
Equity securities	—	1,409	500	1,909
Total	$—	$131,893	$2,599	$134,492

Investment Securities, Available for Sale – December 31, 2011
U.S. Government and federal agency	$—	$40,413	$—	$40,413
State and municipal	—	52,228	2,271	54,499
Mortgage-backed	—	9,780	—	9,780
Corporate	—	6,011	—	6,011
FDIC-guaranteed financial institution debt	—	2,038	—	2,038
Equity securities	—	1,035	500	1,535
Total	$—	$111,505	$2,771	$114,276

Schedule of Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

	2012	2011
Investment Securities, Available for Sale
Balance, January 1	$2,771	$2,839
Total realized and unrealized gains included in income	—	—
Total unrealized gains (losses) included in other comprehensive income	(9)	164
Net purchases, sales, calls, and maturities	(163)	(299)
Net transfers into Level 3	—	67
Balance, December 31	$2,599	$2,771

Schedule of Assets Measured at Fair Value on a Nonrecurring Basis

Disclosures concerning assets measured at fair value on a non-recurring basis are as follows:

Assets Measured at Fair Value on a Non-recurring Basis

(Dollars in Thousands)

	Balance at Dates Indicated	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired Loans
December 31, 2012	$5,939	$—	$—	$5,939
December 31, 2011	$4,501	$—	$—	$4,501

Other Real Estate
December 31, 2012	$2,019	$—	$—	$2,019
December 31, 2011	$1,934	$—	$—	$1,934